UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09497

Dividend Growth Trust
(Exact name of registrant as specified in charter)

Dividend Growth Advisors	58 Riverwalk Blvd., Building 2, Suite A	Ridgeland, SC	29936
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St., Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Common Stocks/Master Limited Partnerships - 93.80%	Shares	Value

Accident & Health Insurance - 2.31%
Aflac, Inc.	26,900	$ 1,233,096

Aircraft Engines & Engine Parts - 2.82%
United Technologies Corp.	28,100	1,506,160

Beverages - 2.45%
PepsiCo, Inc.	23,900	1,309,003

Bituminous Coal & Lignite Surface Mining - 2.72%
Natural Resource Partners, L.P.	83,300	1,453,585

Computer & Office Equipment - 3.66%
International Business Machines Corp. (IBM)	23,200	1,952,512

Construction Machinery & Equipment - 2.87%
Caterpillar, Inc.	34,300	1,532,181

Electromedical & Electrotherapeutic Apparatus - 1.97%
Medtronic, Inc.	33,400	1,049,428

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.93%
General Electric Co.	96,500	1,563,300

Fats & Oils - 4.49%
Archer-Daniels-Midland Co.	83,100	2,395,773

Food & Kindred Products - 4.01%
Nestle SA (a)	54,700	2,137,944

General Industrial Machinery & Equipment - 1.70%
Illinois Tool Works, Inc.	25,800	904,290

Household Furniture - 1.10%
Leggett & Platt, Inc.	38,700	587,853

Industrial Inorganic Chemicals - 2.97%
Praxair, Inc.	26,700	1,584,912

Industrial Instruments for Measurement, Display, and Control - 2.35%
Roper Industries, Inc.	28,900	1,254,549

In Vitro & In Vivo Diagnostic Substances - 1.19%
Meridian Bioscience, Inc.	25,000	636,750

Investment Advice - 3.49%
Eaton Vance Corp.	88,500	1,859,385

Natural Gas Transmission - 7.44%
Energy Transfer Partners, L.P.	44,800	1,523,648
Enterprise Products Partners, L.P.	75,800	1,571,334
Williams Partners, L.P.	73,100	872,814
		3,967,796

Pharmaceutical Preparations - 4.44%
Johnson & Johnson	14,400	861,552
Novo-Nordisk A S (a)	29,300	1,505,727
		2,367,279

*See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks/Master Limited Partnerships - 93.80% - continued	Shares	Value

Pipe Lines (No Natural Gas) - 8.89%
Magellan Midstream Partners, L.P.	37,000	$ 1,117,770
NuStar Energy, L.P.	24,100	989,546
Plains All American Pipeline, L.P.	35,400	1,228,026
Sunoco Logistics Partners, L.P.	31,200	1,408,368
		4,743,710

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 3.29%
Albemarle Corp.	78,800	1,757,240

Plastic Products - 2.45%
AptarGroup, Inc.	37,000	1,303,880

Retail - Drug Stores and Proprietary Stores - 1.48%
Walgreen Co.	32,000	789,440

Retail - Eating Places - 4.08%
McDonald's Corp.	35,000	2,176,650

Security Brokers, Dealers & Flotation Companies - 2.69%
SEI Investments Co.	91,500	1,437,465

Semiconductors & Related Devices - 0.87%
Linear Technology Corp.	21,000	464,520

Services - Computer Processing & Data Preparation - 3.87%
Automatic Data Processing, Inc.	52,500	2,065,350

Services - Engineering, Accounting, Research, Management - 2.51%
Paychex, Inc./The	51,000	1,340,280

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.62%
Procter & Gamble Co.	22,600	1,397,132

State Commercial Banks - 1.45%
State Street Corp.	19,600	770,868

Steel Works, Blast Furnaces & Rolling Mills - 2.62%
Nucor Corp.	30,300	1,399,860

Surgical & Medical Instruments & Apparatus - 2.07%
Teleflex, Inc.	22,000	1,102,200

TOTAL COMMON STOCKS (Cost $57,611,043)		50,044,391

Money Market Securities - 6.77%
Fidelity Institutional Money Marker Portforlio - 2.12% (b)	3,613,179	3,613,179

TOTAL MONEY MARKET SECURITIES (Cost $3,613,179)	3,613,179

TOTAL INVESTMENTS (Cost $61,224,222) - 100.57%	53,657,570

Liabilities less other assets - (0.57)%	(302,750)

TOTAL NET ASSETS - 100.00%	$53,354,820

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2008.

Tax Related
Unrealized appreciation	$ 2,258,036
Unrealized depreciation	(9,824,688)
Net unrealized depreciation	$(7,566,652)

Aggregate cost of securities for income tax purposes	$ 61,224,222

*See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust

Related Notes to the Schedule of Investments

December 31, 2008 (Unaudited)

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s

K-1.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure the fair value, and the expanded disclosures about fair value measurements. As of December 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks and real estate investment trusts at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section in this Note.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
LeveLevel 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 53,657,570	$ -
Le Level 2 – Other Significant Observable Inputs	$ -	$ -
Leve Level 3 – Internal Unobservable Inputs	$ -	$ -
TotalTotal	$ 53,657,570	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 8, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By

*__/s/ C. Troy Shaver, Jr._
C. Troy Shaver, Jr., President

Date___2/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ C. Troy Shaver, Jr.
C. Troy Shaver, Jr., President

Date_____2/23/09_

By

*/s/ Ed Obuchowski_____________________

Ed Obuchowski, Treasurer

Date___2/23/09___

.